Provisions (Narratives) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2018
Suria And Sallent Sites, Spain [Member]
Disclosure of other provisions [line items]
Period used for estimating the cost of closure and restoration for the Salltent site	50 years
Damage claims by owners relating to contamination in Suria and Sallent			$ 22
Provision relating owners' claims due to contamination in Suria and Sallent			$ 4
Rotem Amfert Israel [Member]
Disclosure of other provisions [line items]
Amount of provision for the closure and restoration for the Salltent site	$ 89
Bromine Israel [Member]
Disclosure of other provisions [line items]
Amount of provision for the closure and restoration for the Salltent site	$ 43
Percent of water drawing charges in concession area	65.00%
Water drawing yearly charges outside the concession area		$ 3